Other Current Assets (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets Details
Deposit on inventory purchase	$ 52,100
Other receivable, related party	48,778
Prepaid expenses	17,743	11,430
Other current assets, Total	$ 141,521	$ 11,430